RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction
Time charter revenues	[1]	$ 5,540	$ 7,280	$ 8,723	$ 14,560
Distributions to Golar				78,564	76,398
Dividends to China Petroleum Corporation				7,000	6,000
Golar and Affiliates
Related Party Transaction
Time charter revenues		5,540	7,280	8,723	14,560
Management and administrative services fees		1,128	678	2,571	1,288
Ship management fees		1,142	1,951	2,138	4,010
Distributions to Golar		12,858	13,100	25,656	26,338
Golar and Affiliates | Income related to Tundra Letter Agreement
Related Party Transaction
Interest income from related parties		724	309	1,404	309
Golar and Affiliates | Interest income on short term credit arrangements
Related Party Transaction
Interest income from related parties		0	0	0	122
Golar and Affiliates | Fees to Helm Energy Advisors Inc
Related Party Transaction
Amount of transaction with related party		0	105	0	705
China Petroleum Corporation
Related Party Transaction
Dividends to China Petroleum Corporation		$ 3,600	$ 3,200	$ 7,000	$ 6,000

[1]	This includes amounts arising from transactions with related parties (see note 10).